Fair value of financial instruments - Disclosure of Level 3 assets and liabilities held at fair value disaggregated by product type, Level 3 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 166,453	£ 174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Trading portfolio liabilities	(56,908)	(58,669)
Financial liabilities designated at fair value	(282,224)	(297,539)
Derivative financial liabilities	(279,415)	(250,044)
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	10,115	6,509
Financial assets at fair value through the income statement	8,424	8,249
Derivative financial instruments	2,077	3,540
Financial assets at fair value through other comprehensive income	3,739	1,078
Investment property	9	2
Total assets	24,364	19,378
Trading portfolio liabilities	(395)	(368)
Financial liabilities designated at fair value	(3,258)	(1,222)
Derivative financial liabilities	(3,181)	(4,653)
Total liabilities	(6,834)	(6,243)
Interest rate risk | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	1,193	2,211
Total assets	1,193	2,211
Derivative financial liabilities	(1,013)	(1,701)
Total liabilities	(1,013)	(1,701)
Equity derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	481	977
Total assets	481	977
Derivative financial liabilities	(1,219)	(2,041)
Total liabilities	(1,219)	(2,041)
Loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	6,146	4,469
Financial assets at fair value through the income statement	5,455	5,612
Financial assets at fair value through other comprehensive income	2,858	533
Total assets	14,459	10,614
Corporate loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,590	681
Financial assets at fair value through the income statement	913	888
Financial assets at fair value through other comprehensive income	108	298
Total assets	2,611	1,867
Trading portfolio liabilities	(374)	(359)
Total liabilities	(374)	(359)
Asset backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	991	318
Financial assets at fair value through the income statement	139	85
Financial assets at fair value through other comprehensive income	757	200
Total assets	1,887	603
Trading portfolio liabilities	(6)
Total liabilities	(6)
Government debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,018	669
Financial assets at fair value through the income statement	35
Financial assets at fair value through other comprehensive income	12	43
Total assets	1,065	712
Private equity investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	1,166	1,371
Financial assets at fair value through other comprehensive income	4	4
Total assets	1,170	1,375
Financial liabilities designated at fair value	(17)	(10)
Total liabilities	(17)	(10)
Issued debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(1,842)	(630)
Total liabilities	(1,842)	(630)
Reverse repurchase and repurchase agreements | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	539	209
Total assets	539	209
Financial liabilities designated at fair value	(1,379)	(517)
Total liabilities	(1,379)	(517)
Other products | Level 3
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	370	372
Financial assets at fair value through the income statement	177	84
Derivative financial instruments	403	352
Investment property	9	2
Total assets	959	810
Trading portfolio liabilities	(15)	(9)
Financial liabilities designated at fair value	(20)	(65)
Derivative financial liabilities	(949)	(911)
Total liabilities	£ (984)	£ (985)